Variable Interest Entities	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Variable Interest Entities

NOTE 21. VARIABLE INTEREST ENTITIES

We use variable interest entities primarily to securitize financial assets and arrange other forms of asset-backed financing in the ordinary course of business. Investors in these entities only have recourse to the assets owned by the entity and not to our general credit. We do not have implicit support arrangements with any VIE. We did not provide non-contractual support for previously transferred financing receivables to any VIE in 2015 or 2014.

In evaluating whether we have the power to direct the activities of a VIE that most significantly impact its economic performance, we consider the purpose for which the VIE was created, the importance of each of the activities in which it is engaged and our decision-making role, if any, in those activities that significantly determine the entity’s economic performance as compared to other economic interest holders. This evaluation requires consideration of all facts and circumstances relevant to decision-making that affects the entity’s future performance and the exercise of professional judgment in deciding which decision-making rights are most important.

In determining whether we have the right to receive benefits or the obligation to absorb losses that could potentially be significant to the VIE, we evaluate all of our economic interests in the entity, regardless of form (debt, equity, management and servicing fees, and other contractual arrangements). This evaluation considers all relevant factors of the entity’s design, including: the entity’s capital structure, contractual rights to earnings (losses), subordination of our interests relative to those of other investors, contingent payments, as well as other contractual arrangements that have the potential to be economically significant. The evaluation of each of these factors in reaching a conclusion about the potential significance of our economic interests is a matter that requires the exercise of professional judgment.

Consolidated Variable Interest Entities

Our most significant consolidated VIEs are the three joint ventures we formed with Alstom to facilitate the Alstom acquisition. These joint ventures include grid technology, renewable energy, and global nuclear and French steam power. The assets, liabilities and redeemable non-controlling interest in the joint ventures as of December 31, 2015 was $11,536 million, $8,739 million and $2,859 million, respectively. Further information about the formation of the Alstom joint ventures is provided in Note 8. These joint ventures are VIEs due to the nature of the exit mechanisms held by Alstom and are consolidated by GE because we control all significant activities of the joint ventures. As these joint ventures are businesses, would otherwise be consolidated under the voting model and their assets can be used for purposes other than settlement of the joint ventures’ obligations, there is no continuing VIE disclosure requirement for these consolidated joint ventures.

The Consolidated VIEs for which we have continuing disclosure requirements fall into three main groups. We consolidate VIEs because we have the power to direct the activities that significantly affect the VIE’s economic performance, typically because of our role as either servicer or manager for the VIE, which are further described below:

  Trinity comprises two consolidated entities that hold investment securities, the majority of which are investment-grade, and were funded by the issuance of GICs. The GICs include conditions under which certain holders could require immediate repayment of their investment should the long-term credit ratings of GE Capital fall below AA-/Aa3 or the short-term credit ratings fall below A-1+/P-1. The outstanding GICs are subject to their scheduled maturities and individual terms, which may include provisions permitting redemption upon a downgrade of one or more of GE Capital’s ratings, among other things, and are reported in investment contracts, insurance liabilities and insurance annuity benefits.
  A Securitization Entity was created to facilitate securitization of trade receivables that serve as an alternative funding source by providing access to variable funding notes and term markets. The securitization transactions executed with this entity are similar to those used by many financial institutions and all are non-recourse. We provide servicing for substantially all of the assets in this entity.

The trade receivables in this entity have similar risks and characteristics to our other trade receivables and were underwritten to the same standard. Accordingly, the performance of these assets has been similar to our other trade receivables; however, the blended performance of the pools of receivables in this entity reflects the eligibility criteria that we apply to determine which receivables are selected for transfer. Contractually the cash flows from these trade receivables must first be used to pay third-party debt holders as well as other expenses of the entity. Excess cash flows are available to GE. The creditors of this entity have no claim on other assets of GE.

  Other remaining assets and liabilities of consolidated VIEs relate primarily to three categories of entities: (1) joint ventures that lease equipment with $821 million of assets and $818 million of liabilities; (2) other entities that are involved in power generating and leasing activities with $1,151 million of assets and $1,079 million of liabilities; and (3) insurance entities that, among other lines of business, provide property and casualty and workers’ compensation coverage for GE with $1,114 million of assets and $532 million of liabilities.

ASSETS AND LIABILITIES OF CONSOLIDATED VIEs

		Trade
		receivables
(In millions)	Trinity(a)	securitization(b)		Other	Total

December 31, 2015
Assets(c)
Financing receivables, net	$-	$-		$882	$882
Current receivables	-	3,506	(d)	361	3,867
Investment securities	409	-		995	1,404
Other assets	46	24		2,934	3,004
Total	$455	$3,530		$5,172	$9,157

Liabilities(c)
Borrowings	$-	$-		$1,297	$1,297
Non-recourse borrowings	-	3,022		61	3,083
Other liabilities	184	34		1,654	1,872
Total	$184	$3,056		$3,012	$6,252

December 31, 2014
Assets(c)
Financing receivables, net	$-	$-		$1,030	$1,030
Current receivables	-	3,028	(d)	278	3,306
Investment securities	2,369	-		1,005	3,374
Other assets	17	2		2,259	2,278
Total	$2,386	$3,030		$4,572	$9,988

Liabilities(c)
Borrowings	$-	$-		$517	$517
Non-recourse borrowings	-	2,692		436	3,128
Other liabilities	1,022	26		1,325	2,373
Total	$1,022	$2,718		$2,278	$6,018

  Excluded intercompany advances from GE Capital to Trinity, which were eliminated in consolidation of $30 million and $1,565 million at December 31, 2015 and 2014, respectively.
  We provide servicing to the trade receivable securitization (TRS) and are contractually permitted to commingle cash collected from customers on financing receivables sold to the TRS investors with our own cash prior to payment to the TRS, provided our short-term credit rating does not fall below A-1/P-1. The TRS also owes us amounts for purchased financial assets and scheduled interest and principal payments. At December 31, 2015 and 2014, the amounts of commingled cash owed to the TRS were $1,093 million and $856 million, respectively, and the amounts owed to us by the TRS were $7 million and $2 million, respectively.
  Asset amounts exclude intercompany receivables for cash collected on behalf of the entities by GE Capital as servicer, which are eliminated in consolidation. Such receivables provide the cash to repay the entities’ liabilities. If these intercompany receivables were included in the table above, assets would be higher. In addition, other assets, borrowings and other liabilities exclude intercompany balances that are eliminated in consolidation.
  Included $737 million and $686 million of receivables at December 31, 2015 and 2014, respectively, originated by Appliances. We require third party debt holder consent to sell these assets. The receivables will be included in assets of businesses held for sale when the consent is received.

Total revenues from our consolidated VIEs were $1,638 million, $1,457 million and $994 million in 2015, 2014 and 2013, respectively. Related expenses consisted primarily of cost of goods and services of $1,232 million, $823 million and $675 million in 2015, 2014 and 2013, respectively. These amounts do not include intercompany revenues and costs, which are eliminated in consolidation.

Investments in Unconsolidated Variable Interest Entities

Our involvement with unconsolidated VIEs consists of the following activities: assisting in the formation and financing of the entity; providing recourse and/or liquidity support; servicing the assets; and receiving variable fees for services provided. We are not required to consolidate these entities because the nature of our involvement with the activities of the VIEs does not give us power over decisions that significantly affect their economic performance.

The classification of our variable interests in these entities in our financial statements is based on the nature of the entity and the characteristics of the investment we hold.

INVESTMENTS IN UNCONSOLIDATED VIEs

December 31 (In millions)	2015	2014

Other assets and investment securities	$745	$704
Financing receivables – net	13	109
Total investments	758	813
Contractual obligations to fund investments, guarantees or revolving lines of credit	29	11
Total	$787	$824

In addition to the entities included in the table above, we also hold passive investments in investment securities issued by VIEs. Such investments were, by design, investment-grade at issuance and held by a diverse group of investors. Further information about such investments is provided in Note 3.